Related Party Transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Short-term employee benefits	$ 1,288	$ 1,413	$ 1,451
Post-employment benefits	80
Directors' fees	659	579	531
Share-based compensation	1,087	0	0
Total	$ 3,114	$ 1,992	$ 1,982